Related parties	12 Months Ended
Dec. 31, 2018
Related parties.
Related parties

12    Related parties

	Trade accounts receivable		Related parties (assets)		Trade payables		Dividends payable		Related parties (liabilities)
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Parent
Votorantim S.A. (i) (ii)	—	8	3	3	478	336	—	—	—	87,686

Related parties
Companhia Brasileira de Alumínio	214	1,843	—	—	—	5,246	—	—	12	13
Votorantim Cimentos S.A.	623	1,696	737	735	85	47	—	—	—	—
Votener - Votorantim Comercializadora de Energia Ltda.	—	—	—	—	2,060	—	—	—	—	—
Other	126	228	—	—	785	1,414	663	4,138	1,568	2,225
	963	3,775	740	738	3,408	7,043	663	4,138	1,580	89,924

Current	963	3,775	—	—	3,408	7,043	663	4,138	63	87,686
Non-current	—	—	740	738	—	—	—	—	1,517	2,238
	963	3,775	740	738	3,408	7,043	663	4,138	1,580	89,924

	Sales			Purchases			Financial results
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Parent
Votorantim S.A. (ii)	—	—	—	3,649	3,651	4,653	—	—	—

Related parties
Companhia Brasileira de Alumínio	39	2,125	70	1,626	42,434	31,162	—	1,012	3,582
Votoratim Metais S.A.	—	—	—	—	—	51	—	—	3,583
Votener - Votorantim Comercializadora de Energia Ltda.	—	—	—	10,054	13,510	13,400	—	—	—
Votorantim Cimentos S.A.	173	138	45	365	365	273	—	—	—
Other	2,115	—	2,856	4,920	1,134	1,427	—	—	—
	2,327	2,263	2,971	20,614	61,094	50,966	—	1,012	7,165
(i)

On September 2018, the Brazilian Electricity Regulatory Agency (“ANEEL”) consented to the transfer of certain energy assets owned by NEXA BR to Pollarix. In accordance with the agreement between NEXA BR and VSA, after the approval, NEXA BR was required to settle a prior obligation of USD 87,623 (BRL 290,000) with VSA related to the rights to use these assets. In December 2018, NEXA BR paid this amount.

(ii)

The Company entered into an agreement with VSA on September 4, 2008, for services provided by the Center of Excellence (“CoE”) of VSA related to administrative activities, human resources, back office, accounting, taxes, technical assistance, training, among others. Under a cost sharing agreement, the Company reimburses VSA for the expenses related to these activities in respect of NEXA.

(a)   Key management compensation

Key management includes the members of the Company's global executive team and Board of Directors. Key management compensation, including all benefits, was as follows:

	2018	2017
Short-term benefits	7,225	6,668
Other long-term benefits	1,039	1,162
	8,264	7,830

Short-term benefits include fixed compensation, payroll charges and short-term benefits under the Company’s variable compensation program. Other long-term benefits relate to the variable compensation program.